Net debt (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Net Debt Balance and Gearing Ratio

The Group monitors capital using the net debt balance and the gearing ratio, being the ratio of net debt to net debt plus net assets.

	2019		2018
US$M	Current	Non-current	Current	Non-current
Interest bearing liabilities
Bank loans	508	1,990	308	2,247
Notes and debentures	1,002	20,527	2,228	21,070
Finance leases	65	650	77	725
Bank overdraft and short-term borrowings	20	–	58	–
Other	66	–	65	27

Total interest bearing liabilities	1,661	23,167	2,736	24,069

Less cash and cash equivalents
Cash	2,210	–	1,065	–
Short-term deposits	13,403	–	14,806	–

Total cash and cash equivalents	15,613	–	15,871	–

Net debt		9,215		10,934

Net assets		51,824		60,670

Gearing		15.1%		15.3%

Summary of Cash and Cash Equivalents, Net of Overdrafts

Cash and short-term deposits are disclosed in the cash flow statement net of bank overdrafts and interest bearing liabilities at call.

	2019	2018	2017
	US$M	US$M	US$M
Total cash and cash equivalents	15,613	15,871	14,153
Bank overdrafts and short-term borrowing	(20)	(58)	(45)

Total cash and cash equivalents, net of overdrafts	15,593	15,813	14,108

Summary of Maturity Profile of Financial Liabilities Based on the Contractual Amounts

The maturity profile of the Group’s financial liabilities based on the undiscounted contractual amounts, taking into account the derivatives related to debt, is as follows:

2019 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under finance leases	Trade and other payables(1)	Total
Due for payment:
In one year or less or on demand	1,587	864	200	64	110	6,555	9,380
In more than one year but not more than two years	4,107	775	226	1	110	5	5,224
In more than two years but not more than five years	5,513	1,864	558	–	307	–	8,242
In more than five years	11,662	4,896	1,102	–	501	–	18,161

Total	22,869	8,399	2,086	65	1,028	6,560	41,007

Carrying amount	24,113	–	958	65	715	6,560	32,411

2018 US$M	Bank loans, debentures and other loans	Expected future interest payments	Derivatives related to debentures	Other derivatives	Obligations under finance leases	Trade and other payables(1)	Total
Due for payment:
In one year or less or on demand	2,647	682	302	17	127	5,788	9,563
In more than one year but not more than two years	1,545	957	188	1	113	3	2,807
In more than two years but not more than five years	8,019	2,203	823	–	335	–	11,380
In more than five years	13,287	5,519	1,191	–	590	–	20,587

Total	25,498	9,361	2,504	18	1,165	5,791	44,337

Carrying amount	26,003	–	1,213	18	802	5,791	33,827

(1)	Excludes input taxes of US$162 million (2018: US$189 million) included in other payables. Refer to note 9 ‘Trade and other payables’.

Currency risk [member]
Statement [LineItems]
Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency

Interest bearing liabilities and cash and cash equivalents include balances denominated in the following currencies:

	Interest bearing liabilities		Cash and cash equivalents
	2019	2018	2019	2018
	US$M	US$M	US$M	US$M
USD	12,485	12,981	9,214	7,024
EUR	7,680	9,070	6	5,845
GBP	3,118	3,104	48	1,560
AUD	951	1,077	3,023	9
CAD	594	573	3,092	1,301
Other	–	–	230	132

Total	24,828	26,805	15,613	15,871